COMMITMENTS AND CONTINGENT LIABILITIES (Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements)(Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2012	$ 272
2013	323
Total	$ 595